IFRS 7 - Disclosure - Market Risk - Summary of Structural Interest Rate Sensitivity - Measures (Detail) $ in Millions, $ in Millions	3 Months Ended
	Jan. 31, 2021 CAD ($)	Jan. 31, 2021 USD ($)	Oct. 31, 2020 CAD ($)	Oct. 31, 2020 USD ($)	Jan. 31, 2020 CAD ($)	Jan. 31, 2020 USD ($)
Canadian currency [member] | 100 basis point increase in interest rate [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	$ 384		$ 317		$ 240
Increase (decrease) in present value of shareholders' equity	(564)		(556)		(494)
Canadian currency [member] | 25 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(122)		(119)		(60)
Increase (decrease) in present value of shareholders' equity	$ 77		$ 57		$ 95
Denominated in U.S. dollars [member] | 100 basis point increase in interest rate [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income		$ 42		$ 92		$ 49
Increase (decrease) in present value of shareholders' equity		(365)		(348)		(299)
Denominated in U.S. dollars [member] | 25 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income		(66)		(42)		(10)
Increase (decrease) in present value of shareholders' equity		$ 40		$ 49		$ 58